Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

Note 10 – Subsequent events:

The Company has evaluated subsequent events through April 4, 2023, in connection with the preparation of these financial statements, which is the date the financial statements were available to be issued.

Reverse Stock Split

Effective June 28, 2023, the Company completed a reverse stock split of its outstanding common stock upon the filing of the Company’s Third Amended and Restated Articles of Incorporation with the Florida Secretary of State. No fractional shares were or will be issued in connection with the reverse stock split, and all such fractional shares resulting from the reverse stock split were and will be rounded up to the nearest whole number. The shares issuable upon the exercise of our outstanding options and warrants, and the exercise prices of such options and warrants, have been adjusted to reflect the reverse stock split. Unless otherwise noted, the share and per share information in this prospectus reflects the reverse stock split.